Term loan (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Long-term Debt Term Loan 1		$ 2,636
Long-term Debt Term Loan 2		1,188
Long-term Debt Term Loan 3		633
Long-term Debt Term Loan 4		542
Long-term Debt Term Loan 5		3,269
Long-term Debt Term Loan 6		1,730
Long-term Debt Term Loan 7		704
Long-term Debt Term Loan 8		184
Long-term Debt Term Loan 9		2,565
Long-term Debt Term Loan 10		$ 1,546
Long-term Debt Term Loan 1	$ 2,519
Long-term Debt Term Loan 2	2,636
Long-term Debt Term Loan 3	601
Long-term Debt Term Loan 4	633
Long-term Debt Term Loan 5	3,120
Long-term Debt Term Loan 6	3,269
Long-term Debt Term Loan 7	710
Long-term Debt Term Loan 8	704
Long-term Debt Term Loan 9	2,410
Long-term Debt Term Loan 10	$ 2,565